EMPLOYEE BENEFIT PLANS, Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Employee Benefit Plans [Abstract]
Fair value of assets	$ 477,137	$ 495,343	$ 478,350	$ 508,375
Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	13,888		26,191
Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	244,644		386,876
Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	218,605		65,283
Cash and Cash Equivalents
Employee Benefit Plans [Abstract]
Fair value of assets	8,680		26,191
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	8,680		26,191
Cash and Cash Equivalents | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Cash and Cash Equivalents | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Cash Plus
Employee Benefit Plans [Abstract]
Fair value of assets	10,788		84,438
Cash Plus | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Cash Plus | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	10,788		84,438
Cash Plus | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Equity Investments - U.K.
Employee Benefit Plans [Abstract]
Fair value of assets	992		2,476
Equity Investments - U.K. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	992		0
Equity Investments - U.K. | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0		2,476
Equity Investments - U.K. | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Equity Investments - Non-U.K.
Employee Benefit Plans [Abstract]
Fair value of assets	1,488		1,303
Equity Investments - Non-U.K. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	1,488		0
Equity Investments - Non-U.K. | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0		1,303
Equity Investments - Non-U.K. | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Insurance Linked Securities
Employee Benefit Plans [Abstract]
Fair value of assets	24,303		25,279
Insurance Linked Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Insurance Linked Securities | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	24,303		0
Insurance Linked Securities | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		25,279
Illiquid Credit
Employee Benefit Plans [Abstract]
Fair value of assets	28,271		40,004
Illiquid Credit | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Illiquid Credit | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Illiquid Credit | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	28,271		40,004
Diversified Growth (Absolute Return) Funds
Employee Benefit Plans [Abstract]
Fair value of assets	41,787		86,001
Diversified Growth (Absolute Return) Funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	868		0
Diversified Growth (Absolute Return) Funds | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	40,919		86,001
Diversified Growth (Absolute Return) Funds | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Government Debt Securities
Employee Benefit Plans [Abstract]
Fair value of assets	86,797		138,384
Government Debt Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	248		0
Government Debt Securities | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	86,549		138,384
Government Debt Securities | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		0
Corporate Debt Securities
Employee Benefit Plans [Abstract]
Fair value of assets	1,612		74,274
Corporate Debt Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	1,612		0
Corporate Debt Securities | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0		74,274
Corporate Debt Securities | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0		$ 0
Alternatives
Employee Benefit Plans [Abstract]
Fair value of assets	41,167
Alternatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Alternatives | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	41,167
Alternatives | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Property Debt
Employee Benefit Plans [Abstract]
Fair value of assets	31,247
Property Debt | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Property Debt | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Property Debt | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	31,247
Multi Asset Credit
Employee Benefit Plans [Abstract]
Fair value of assets	40,918
Multi Asset Credit | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Multi Asset Credit | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	40,918
Multi Asset Credit | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Insurance Policies
Employee Benefit Plans [Abstract]
Fair value of assets	159,087
Insurance Policies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Insurance Policies | Significant Other Observable Inputs (Level 2)
Employee Benefit Plans [Abstract]
Fair value of assets	0
Insurance Policies | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans [Abstract]
Fair value of assets	$ 159,087